Related party transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Outstanding balances for related party transactions [abstract]
Transactions with related parties	$ 0	$ 0
Trade receivables from related parties	0	0
Trade payables to related parties	0	0
Loans from related parties	0	0
Loans to related parties	$ 0	$ 0